Concentration Of Risk (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Number of days prior written notice to cancel agreements	90 days
VITAS made purchases from OCR	$ 39,000,000	$ 40,900,000	$ 39,400,000
Percentage of concentration risk services represent from vendor	90.00%	90.00%
Accounts payable	41,758,000	48,472,000
Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts payable	$ 3,800,000